Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

May 31, 2021

CBD-QTLY-0721
1.907009.111

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.:
2.25% 2/1/32	$13,000,000	$12,504,708
3.55% 9/15/55 (a)	5,501,000	5,201,532
3.65% 9/15/59 (a)	3,848,000	3,679,335
3.8% 12/1/57 (a)	16,364,000	16,114,432
4.3% 2/15/30	5,000,000	5,691,982
4.5% 5/15/35	3,834,000	4,395,912
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	8,774,908
Verizon Communications, Inc.:
2.1% 3/22/28	2,856,000	2,893,506
2.55% 3/21/31	2,643,000	2,657,780
3% 11/20/60	8,375,000	7,429,616
3.15% 3/22/30	721,000	767,651
3.7% 3/22/61	12,000,000	12,109,751
4.016% 12/3/29	10,000,000	11,300,646
4.329% 9/21/28	2,268,000	2,606,740
4.4% 11/1/34	13,039,000	15,233,277
4.5% 8/10/33	1,048,000	1,230,953
		112,592,729
Entertainment - 0.4%
The Walt Disney Co. 3.8% 3/22/30	11,650,000	13,094,142
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	2,810,000	2,860,299
3.575% 4/11/26 (a)	3,730,000	4,076,890
		6,937,189
Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (a)	13,200,000	13,451,196
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61	8,500,000	7,800,786
5.375% 5/1/47	4,670,000	5,450,657
Comcast Corp.:
3.999% 11/1/49	1,427,000	1,611,104
4.65% 7/15/42	1,975,000	2,408,517
4.95% 10/15/58	6,851,000	9,052,010
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	14,262,865
4.65% 5/15/50	5,800,000	6,441,486
Fox Corp.:
3.05% 4/7/25	5,000,000	5,354,489
3.5% 4/8/30	9,550,000	10,298,590
4.03% 1/25/24	280,000	304,461
4.709% 1/25/29	405,000	469,559
5.476% 1/25/39	400,000	498,511
5.576% 1/25/49	265,000	338,568
Time Warner Cable LLC:
5.5% 9/1/41	561,000	674,729
5.875% 11/15/40	7,482,000	9,389,180
6.55% 5/1/37	1,930,000	2,560,265
6.75% 6/15/39	1,246,000	1,702,110
7.3% 7/1/38	6,915,000	9,790,176
		101,859,259
Wireless Telecommunication Services - 1.3%
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	11,000,000	11,937,805
3.75% 4/15/27	7,500,000	8,244,825
Vodafone Group PLC:
4.125% 5/30/25	5,882,000	6,588,093
4.375% 5/30/28	6,017,000	6,926,572
5.25% 5/30/48	7,000,000	8,826,084
		42,523,379

TOTAL COMMUNICATION SERVICES		277,006,698

CONSUMER DISCRETIONARY - 5.4%
Automobiles - 1.3%
General Motors Co.:
5% 4/1/35	2,279,000	2,702,080
5.2% 4/1/45	2,600,000	3,096,484
5.4% 10/2/23	4,378,000	4,842,422
5.4% 4/1/48	1,050,000	1,283,087
5.95% 4/1/49	4,960,000	6,477,761
General Motors Financial Co., Inc. 5.2% 3/20/23	2,705,000	2,924,507
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	12,000,000	11,865,679
3.125% 5/12/23 (a)	2,177,000	2,290,299
4.75% 11/13/28 (a)	8,072,000	9,449,633
		44,931,952
Diversified Consumer Services - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,729,144
5.75% 6/15/43	358,000	495,151
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	7,629,575
		13,853,870
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.:
3.625% 9/1/49	5,693,000	5,976,580
4.875% 12/9/45	6,679,000	8,322,580
Starbucks Corp. 3.8% 8/15/25	7,801,000	8,673,019
		22,972,179
Household Durables - 0.4%
Lennar Corp. 4.875% 12/15/23	5,999,000	6,547,669
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,407,195
		11,954,864
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	1,065,000	1,034,030
Multiline Retail - 0.8%
Dollar General Corp. 3.5% 4/3/30	11,170,000	12,136,517
Dollar Tree, Inc.:
4% 5/15/25	6,286,000	6,964,892
4.2% 5/15/28	6,377,000	7,211,813
		26,313,222
Specialty Retail - 1.8%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	4,977,011
AutoNation, Inc. 4.75% 6/1/30	354,000	416,507
AutoZone, Inc. 4% 4/15/30	9,600,000	10,756,581
Lowe's Companies, Inc.:
3% 10/15/50	11,700,000	10,998,872
3.65% 4/5/29	6,377,000	7,041,887
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,254,198
4.35% 6/1/28	6,286,000	7,226,888
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,829,372
The Home Depot, Inc. 5.95% 4/1/41	846,000	1,201,866
TJX Companies, Inc. 3.5% 4/15/25	1,299,000	1,422,173
Triton Container International Ltd. 1.15% 6/7/24 (a)(b)	5,450,000	5,452,249
		58,577,604

TOTAL CONSUMER DISCRETIONARY		179,637,721

CONSUMER STAPLES - 5.7%
Beverages - 1.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	4,000,000	4,795,396
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,412,925
4.9% 2/1/46	966,000	1,153,334
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	16,420,859
4.5% 6/1/50	7,000,000	8,031,040
4.6% 4/15/48	10,509,000	12,171,921
4.9% 1/23/31	5,729,000	6,936,669
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	8,925,556
		60,847,700
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	9,622,000	9,892,592
Food Products - 1.3%
Conagra Brands, Inc. 4.6% 11/1/25	7,750,000	8,867,064
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	12,850,000	14,135,129
Kraft Heinz Foods Co. 3.75% 4/1/30	8,037,000	8,598,368
McCormick & Co., Inc. 2.5% 4/15/30	9,060,000	9,175,054
Smithfield Foods, Inc. 3% 10/15/30 (a)	2,115,000	2,110,009
		42,885,624
Tobacco - 2.3%
Altria Group, Inc.:
3.4% 2/4/41	10,300,000	9,452,872
4.25% 8/9/42	1,221,000	1,247,036
4.8% 2/14/29	99,000	113,357
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	11,364,479
3.215% 9/6/26	11,285,000	11,974,856
3.222% 8/15/24	5,433,000	5,785,198
3.557% 8/15/27	8,000,000	8,498,451
3.984% 9/25/50	5,000,000	4,646,682
4.7% 4/2/27	2,012,000	2,265,823
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	8,327,255
3.75% 7/21/22 (a)	4,340,000	4,465,255
4.25% 7/21/25 (a)	4,713,000	5,197,136
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	2,162,335
Reynolds American, Inc.:
4.45% 6/12/25	527,000	585,949
5.7% 8/15/35	274,000	323,638
		76,410,322

TOTAL CONSUMER STAPLES		190,036,238

ENERGY - 8.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	13,943,444
Oil, Gas & Consumable Fuels - 8.5%
Boardwalk Pipelines LP:
3.375% 2/1/23	2,784,000	2,886,745
4.95% 12/15/24	3,700,000	4,156,966
Canadian Natural Resources Ltd.:
2.95% 7/15/30	7,890,000	8,060,627
3.9% 2/1/25	3,884,000	4,227,169
5.85% 2/1/35	476,000	596,505
6.25% 3/15/38	3,908,000	5,184,980
Cenovus Energy, Inc.:
3.8% 9/15/23	6,904,000	7,292,216
4.25% 4/15/27	2,604,000	2,887,146
5.375% 7/15/25	9,137,000	10,426,801
6.75% 11/15/39	2,623,000	3,452,676
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,572,941
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	5,970,051
6.95% 4/15/29	2,739,000	3,682,180
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	208,638
4.75% 9/30/21 (a)	142,000	142,355
4.95% 4/1/22	1,729,000	1,766,433
5.125% 5/15/29	8,176,000	8,812,910
5.375% 7/15/25	5,000,000	5,477,000
5.6% 4/1/44	307,000	320,883
5.85% 5/21/43 (a)(c)	6,734,000	6,161,610
Enbridge Energy Partners LP 4.2% 9/15/21	127,000	127,179
Enbridge, Inc.:
4.25% 12/1/26	383,000	431,348
5.5% 12/1/46	3,408,000	4,337,734
Energy Transfer LP:
3.75% 5/15/30	655,000	697,178
4% 10/1/27	4,055,000	4,430,977
4.2% 9/15/23	259,000	277,553
4.25% 4/1/24	11,475,000	12,430,475
4.95% 6/15/28	882,000	1,009,595
5.4% 10/1/47	1,753,000	1,989,256
5.8% 6/15/38	493,000	587,264
6% 6/15/48	322,000	389,656
Enterprise Products Operating LP:
3.75% 2/15/25	492,000	538,452
4.85% 3/15/44	1,818,000	2,153,262
4.95% 10/15/54	2,188,000	2,595,438
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	4,993,448
Hess Corp. 4.3% 4/1/27	9,000,000	10,018,371
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	10,869,346
MPLX LP:
1.75% 3/1/26	9,336,000	9,459,754
2.65% 8/15/30	12,000,000	11,927,304
4.875% 12/1/24	381,000	429,816
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.6059% 8/15/22 (c)(d)	9,718,000	9,645,277
2.9% 8/15/24	1,164,000	1,161,090
3.2% 8/15/26	157,000	151,309
3.5% 8/15/29	10,000,000	9,375,000
4.3% 8/15/39	76,000	64,980
4.4% 8/15/49	76,000	63,840
5.55% 3/15/26	670,000	715,225
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,727,088
7.375% 11/1/31	1,041,000	1,387,958
8.125% 9/15/30	4,649,000	6,328,037
Petroleos Mexicanos:
4.5% 1/23/26	7,000,000	7,172,900
6.49% 1/23/27	991,000	1,058,041
6.5% 3/13/27	5,932,000	6,333,656
6.875% 8/4/26	2,642,000	2,918,961
Phillips 66 Co.:
3.7% 4/6/23	181,000	191,469
3.85% 4/9/25	234,000	258,123
4.3% 4/1/22	271,000	280,031
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,782,382
3.85% 10/15/23	4,984,000	5,276,257
4.65% 10/15/25	5,859,000	6,555,062
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	669,403
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,509,891
4.5% 3/15/45	872,000	979,126
The Williams Companies, Inc.:
3.5% 11/15/30	3,807,000	4,079,923
3.9% 1/15/25	252,000	276,464
4% 11/15/21	513,000	516,742
5.75% 6/24/44	4,411,000	5,534,768
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	475,748
Valero Energy Corp.:
1.2% 3/15/24	11,807,000	11,941,235
2.7% 4/15/23	668,000	694,778
2.85% 4/15/25	384,000	407,471
Western Gas Partners LP:
4.65% 7/1/26	238,000	253,775
5.3% 2/1/30	18,139,000	19,998,248
		280,764,496

TOTAL ENERGY		294,707,940

FINANCIALS - 30.3%
Banks - 16.6%
AIB Group PLC:
4.263% 4/10/25 (a)(c)	5,181,000	5,636,937
4.75% 10/12/23 (a)	6,356,000	6,935,250
Banco Santander SA 2.749% 12/3/30	17,400,000	17,091,902
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,885,052
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	9,000,000	9,340,646
1.898% 7/23/31 (c)	11,200,000	10,702,486
2.592% 4/29/31 (c)	12,500,000	12,724,342
3.194% 7/23/30 (c)	16,960,000	18,033,931
3.705% 4/24/28 (c)	6,286,000	6,965,940
4% 1/22/25	2,943,000	3,246,653
6.11% 1/29/37	2,152,000	2,916,794
Bank of Montreal 1.85% 5/1/25	5,316,000	5,514,971
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,572,768
Barclays PLC:
1.007% 12/10/24 (c)	4,697,000	4,722,721
3.65% 3/16/25	3,904,000	4,238,557
3.811% 3/10/42 (c)	12,000,000	12,025,134
5.088% 6/20/30 (c)	10,793,000	12,433,719
BNP Paribas SA:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(c)(d)	6,494,000	6,427,194
1.904% 9/30/28 (a)(c)	11,750,000	11,678,356
2.219% 6/9/26 (a)(c)	3,473,000	3,592,419
2.824% 1/26/41 (a)	9,300,000	8,484,012
4.625% 3/13/27 (a)	4,075,000	4,626,683
BPCE SA:
2.277% 1/20/32 (a)(c)	12,075,000	11,711,048
4% 9/12/23 (a)	6,166,000	6,638,711
CIT Group, Inc. 5% 8/1/23	4,885,000	5,306,331
Citigroup, Inc.:
2.666% 1/29/31 (c)	8,200,000	8,350,170
3.106% 4/8/26 (c)	14,000,000	15,024,438
3.98% 3/20/30 (c)	12,000,000	13,497,976
4.4% 6/10/25	1,331,000	1,492,791
4.6% 3/9/26	921,000	1,056,688
5.5% 9/13/25	1,181,000	1,388,862
8.125% 7/15/39	1,728,000	2,900,068
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	6,941,000	6,867,158
Credit Agricole SA 2.811% 1/11/41 (a)	6,691,000	6,117,838
Danske Bank A/S:
1.171% 12/8/23 (a)(c)	16,700,000	16,786,933
3.001% 9/20/22 (a)(c)	7,399,000	7,450,969
Fifth Third Bancorp 8.25% 3/1/38	3,460,000	5,672,151
HSBC Holdings PLC:
2.357% 8/18/31 (c)	24,800,000	24,311,098
2.848% 6/4/31 (c)	9,800,000	10,001,187
4.041% 3/13/28 (c)	6,005,000	6,675,534
4.95% 3/31/30	462,000	547,473
Huntington Bancshares, Inc. 4% 5/15/25	6,332,000	7,054,559
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	16,505,000	18,675,374
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	15,000,000	15,531,397
2.956% 5/13/31 (c)	1,884,000	1,954,967
Lloyds Banking Group PLC:
2.907% 11/7/23 (c)	5,633,000	5,828,918
3.87% 7/9/25 (c)	5,500,000	5,993,265
4.375% 3/22/28	6,937,000	7,934,044
Mitsubishi UFJ Financial Group, Inc. 2.193% 2/25/25	12,500,000	13,055,280
Rabobank Nederland:
3.75% 7/21/26	6,754,000	7,438,294
4.625% 12/1/23	4,531,000	4,976,773
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,222,797
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	5,080,000	5,686,401
6% 12/19/23	17,115,000	19,282,963
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,299,000	5,522,890
3.5% 6/7/24	6,658,000	7,146,872
Societe Generale:
1.488% 12/14/26 (a)(c)	4,601,000	4,576,182
3.625% 3/1/41 (a)	12,500,000	12,170,249
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	6,937,000	7,492,873
SVB Financial Group 3.125% 6/5/30	2,947,000	3,085,697
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,293,262
UniCredit SpA 1.982% 6/3/27 (a)(c)	9,900,000	9,904,971
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,170,000	14,773,809
2.188% 4/30/26 (c)	12,500,000	13,033,662
3.068% 4/30/41 (c)	12,500,000	12,468,869
Zions Bancorp NA 3.25% 10/29/29	8,229,000	8,526,369
		552,224,628
Capital Markets - 6.3%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	10,741,701
3.25% 7/15/25	5,300,000	5,589,504
3.875% 1/15/26	6,017,000	6,443,299
4.25% 3/1/25	5,162,000	5,597,627
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (a)	3,500,000	3,267,603
3.5% 9/10/49 (a)	7,409,000	7,868,152
Credit Suisse AG 2.95% 4/9/25	8,090,000	8,692,472
Credit Suisse Group AG:
2.593% 9/11/25 (a)(c)	3,093,000	3,233,128
3.091% 5/14/32 (a)(c)	8,500,000	8,625,915
4.194% 4/1/31 (a)(c)	9,628,000	10,708,039
4.55% 4/17/26	4,872,000	5,523,260
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	5,621,000	5,716,410
3.035% 5/28/32 (c)	6,468,000	6,436,099
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	6,721,000	6,910,745
3.5% 4/1/25	6,500,000	7,086,732
3.5% 11/16/26	5,162,000	5,640,016
3.75% 5/22/25	9,653,000	10,625,024
3.75% 2/25/26	4,490,000	4,989,217
Moody's Corp.:
2.55% 8/18/60	4,129,000	3,418,559
5.25% 7/15/44	3,041,000	3,970,522
Morgan Stanley:
1.794% 2/13/32 (c)	11,750,000	11,074,729
2.188% 4/28/26 (c)	11,770,000	12,308,742
2.699% 1/22/31 (c)	10,000,000	10,319,934
3.737% 4/24/24 (c)	6,219,000	6,603,951
3.875% 1/27/26	4,507,000	5,047,980
4.3% 1/27/45	851,000	1,007,071
5% 11/24/25	7,363,000	8,540,847
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	7,429,783
State Street Corp.:
2.825% 3/30/23 (c)	223,000	227,781
2.901% 3/30/26 (c)	209,000	224,161
UBS Group AG:
3.126% 8/13/30 (a)(c)	8,605,000	9,088,825
3.491% 5/23/23 (a)	5,502,000	5,667,577
		208,625,405
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	6,211,000	6,116,143
3.3% 1/23/23	5,445,000	5,653,824
4.875% 1/16/24	371,000	404,788
Ally Financial, Inc.:
1.45% 10/2/23	1,104,000	1,121,474
3.05% 6/5/23	4,445,000	4,647,825
3.875% 5/21/24	1,970,000	2,135,342
4.125% 2/13/22	4,993,000	5,121,521
5.75% 11/20/25	5,913,000	6,800,828
5.8% 5/1/25	1,997,000	2,333,490
Discover Financial Services 4.5% 1/30/26	1,042,000	1,181,840
Ford Motor Credit Co. LLC:
3.375% 11/13/25	8,750,000	8,958,250
4.063% 11/1/24	8,000,000	8,457,760
GE Capital International Funding Co. 4.418% 11/15/35	6,645,000	7,725,102
Synchrony Financial 4.375% 3/19/24	513,000	562,259
		61,220,446
Diversified Financial Services - 2.1%
Athene Global Funding:
1.45% 1/8/26 (a)	17,950,000	17,926,748
2.5% 3/24/28 (a)	7,200,000	7,331,672
BP Capital Markets America, Inc. 2.939% 6/4/51	12,000,000	11,090,892
Brixmor Operating Partnership LP:
2.25% 4/1/28	3,781,000	3,754,979
4.05% 7/1/30	2,172,000	2,391,320
4.125% 5/15/29	1,112,000	1,230,137
DH Europe Finance II SARL 3.4% 11/15/49	5,857,000	6,121,516
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	6,931,239
5% 4/20/48	2,979,000	3,656,592
Voya Financial, Inc.:
4.7% 1/23/48 (c)	5,029,000	5,258,278
5.7% 7/15/43	2,341,000	3,109,577
		68,802,950
Insurance - 3.5%
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,743,000	1,733,748
3.375% 4/7/30 (a)	2,730,000	2,935,791
3.6% 4/9/29 (a)	3,500,000	3,828,648
3.9% 4/6/28 (a)	6,436,000	7,097,822
American International Group, Inc.:
4.375% 1/15/55	2,411,000	2,759,728
4.5% 7/16/44	5,237,000	6,097,591
5.75% 4/1/48 (c)	5,747,000	6,509,914
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	8,775,000	8,815,875
Aon Corp. 6.25% 9/30/40	228,000	319,403
Arthur J. Gallagher & Co. 2.5% 5/20/31	2,554,000	2,547,334
Athene Holding Ltd. 3.95% 5/25/51	2,575,000	2,622,216
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	5,594,167
Empower Finance 2020 LP 3.075% 9/17/51 (a)	5,656,000	5,421,998
Fairfax Financial Holdings Ltd. 3.375% 3/3/31 (a)	5,515,000	5,619,400
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,900,000	4,272,823
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,249,163
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	802,000	1,048,266
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	2,604,000	2,604,177
Pacific LifeCorp:
3.35% 9/15/50 (a)	11,300,000	11,282,622
5.125% 1/30/43 (a)	1,156,000	1,409,236
Pricoa Global Funding I 5.625% 6/15/43 (c)	4,490,000	4,852,394
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,402,197
Prudential Financial, Inc. 3.935% 12/7/49	1,354,000	1,514,407
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	8,978,000	9,484,507
Unum Group:
4.5% 3/15/25	3,186,000	3,574,137
5.75% 8/15/42	3,366,000	4,067,048
Willis Group North America, Inc. 3.6% 5/15/24	6,009,000	6,494,547
		115,159,159

TOTAL FINANCIALS		1,006,032,588

HEALTH CARE - 7.8%
Biotechnology - 1.4%
AbbVie, Inc.:
3.2% 11/21/29	10,000,000	10,726,006
4.05% 11/21/39	5,000,000	5,593,947
4.25% 11/21/49	5,700,000	6,564,599
4.55% 3/15/35	4,916,000	5,853,036
Amgen, Inc. 4.663% 6/15/51	6,000,000	7,393,114
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	5,526,819
2.8% 9/15/50	4,000,000	3,491,690
		45,149,211
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3.363% 6/6/24	3,709,000	3,990,999
Health Care Providers & Services - 3.5%
Anthem, Inc. 2.25% 5/15/30	13,225,000	13,154,695
Centene Corp.:
3% 10/15/30	8,900,000	8,900,000
4.25% 12/15/27	1,615,000	1,695,750
4.625% 12/15/29	2,505,000	2,703,972
Cigna Corp.:
3.4% 3/15/50	7,000,000	6,974,173
3.4% 3/15/51	7,000,000	7,001,843
4.125% 11/15/25	838,000	944,345
4.375% 10/15/28	1,336,000	1,541,488
4.8% 8/15/38	4,331,000	5,246,185
4.9% 12/15/48	831,000	1,035,256
CVS Health Corp.:
3.625% 4/1/27	588,000	652,109
4.3% 3/25/28	11,280,000	12,925,494
4.78% 3/25/38	3,477,000	4,140,141
HCA Holdings, Inc.:
5.125% 6/15/39	3,015,000	3,666,531
5.25% 6/15/49	3,323,000	4,091,622
Quest Diagnostics, Inc. 2.95% 6/30/30	20,000,000	20,814,641
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	137,257
4.25% 3/15/43	2,244,000	2,651,976
4.625% 7/15/35	671,000	830,831
4.75% 7/15/45	1,642,000	2,088,475
Universal Health Services, Inc. 2.65% 10/15/30 (a)	15,083,000	14,907,434
		116,104,218
Pharmaceuticals - 2.8%
AstraZeneca Finance LLC 2.25% 5/28/31	1,831,000	1,832,468
AstraZeneca PLC 6.45% 9/15/37	4,965,000	7,226,969
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	7,000,000	7,479,262
4.25% 12/15/25 (a)	13,334,000	14,940,903
4.375% 12/15/28 (a)	8,500,000	9,668,763
4.875% 6/25/48 (a)	8,545,000	10,219,433
Bristol-Myers Squibb Co. 4.25% 10/26/49	6,458,000	7,732,970
Elanco Animal Health, Inc.:
4.912% 8/27/21 (c)	220,000	221,522
5.272% 8/28/23 (c)	283,000	305,742
5.9% 8/28/28 (c)	11,422,000	13,135,300
Mylan NV 4.55% 4/15/28	8,085,000	9,236,394
Perrigo Finance PLC 3.15% 6/15/30	10,400,000	10,455,435
Viatris, Inc.:
2.7% 6/22/30 (a)	464,000	462,718
4% 6/22/50 (a)	1,751,000	1,774,182
		94,692,061

TOTAL HEALTH CARE		259,936,489

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.8%
BAE Systems PLC:
3% 9/15/50 (a)	6,954,000	6,503,797
3.4% 4/15/30 (a)	863,000	924,777
Lockheed Martin Corp. 4.09% 9/15/52	2,688,000	3,204,583
Northrop Grumman Corp.:
2.93% 1/15/25	50,000	53,487
4.03% 10/15/47	5,388,000	6,131,637
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,462,554
5.04% 5/1/27	16,500,000	19,021,453
5.15% 5/1/30	16,500,000	19,314,064
		58,616,352
Airlines - 1.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,827,014	2,693,505
American Airlines, Inc. 3.75% 4/15/27	3,684,659	3,522,350
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	8,482,004
5.25% 5/4/25	12,600,000	14,452,493
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,126,597	2,089,686
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,770,371	1,800,496
		33,040,534
Building Products - 0.3%
Carrier Global Corp. 2.7% 2/15/31	10,200,000	10,369,615
Electrical Equipment - 0.2%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,846,229
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	10,248,532
General Electric Co.:
3.45% 5/1/27	560,000	616,707
3.625% 5/1/30	8,302,000	9,118,421
4.125% 10/9/42	35,000	38,816
5.875% 1/14/38	135,000	178,681
Roper Technologies, Inc.:
1.75% 2/15/31	6,000,000	5,640,356
2.95% 9/15/29	4,544,000	4,778,507
		30,620,020
Machinery - 0.4%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	600,206
Otis Worldwide Corp. 2.293% 4/5/27	6,910,000	7,165,730
Westinghouse Air Brake Co. 3.2% 6/15/25	6,416,000	6,848,670
		14,614,606
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	100,000	100,067
Road & Rail - 0.7%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	1,053,554
4.4% 3/15/42	2,244,000	2,677,695
CSX Corp.:
3.8% 4/15/50	126,000	139,212
4.3% 3/1/48	8,870,000	10,233,532
Union Pacific Corp. 3.25% 2/5/50	10,000,000	9,960,192
		24,064,185
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.875% 1/15/26	7,000,000	7,335,892
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	6,760,000	6,960,054
4.25% 4/15/26 (a)	1,403,000	1,508,969
4.375% 5/1/26 (a)	1,008,000	1,086,613
5.5% 1/15/26 (a)	1,800,000	2,022,552
		11,578,188

TOTAL INDUSTRIALS		196,185,688

INFORMATION TECHNOLOGY - 5.3%
Electronic Equipment & Components - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.85% 7/15/25 (a)	485,000	568,261
6.02% 6/15/26 (a)	3,386,000	4,036,637
Vontier Corp.:
2.4% 4/1/28 (a)	12,350,000	12,246,260
2.95% 4/1/31 (a)	12,500,000	12,363,518
		29,214,676
IT Services - 0.1%
Fiserv, Inc. 3.5% 7/1/29	3,773,000	4,096,955
The Western Union Co. 2.85% 1/10/25	757,000	802,133
		4,899,088
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc. 2.95% 4/1/25	9,000,000	9,666,596
Broadcom, Inc.:
1.95% 2/15/28 (a)	843,000	835,332
2.45% 2/15/31 (a)	7,200,000	6,914,552
2.6% 2/15/33 (a)	7,289,000	6,940,072
3.5% 2/15/41 (a)	5,793,000	5,602,395
3.75% 2/15/51 (a)	2,719,000	2,642,027
Marvell Technology, Inc. 2.45% 4/15/28 (a)	8,000,000	8,051,817
Microchip Technology, Inc.:
0.972% 2/15/24 (a)	7,000,000	7,013,025
0.983% 9/1/24 (a)	4,181,000	4,184,555
3.922% 6/1/21	6,495,000	6,495,000
Micron Technology, Inc.:
4.185% 2/15/27	13,879,000	15,670,431
4.64% 2/6/24	7,334,000	8,075,612
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	6,750,000	7,133,955
		89,225,369
Software - 1.3%
Oracle Corp.:
2.5% 4/1/25	12,000,000	12,648,320
2.8% 4/1/27	5,000,000	5,313,598
2.875% 3/25/31	12,000,000	12,293,108
3.95% 3/25/51	8,510,000	8,837,674
4.375% 5/15/55	3,725,000	4,081,010
5.375% 7/15/40	216,000	269,753
		43,443,463
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.4% 8/20/50	5,520,000	4,874,120
3.85% 8/4/46	4,529,000	5,127,132
		10,001,252

TOTAL INFORMATION TECHNOLOGY		176,783,848

MATERIALS - 1.8%
Chemicals - 1.3%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	8,450,000	8,399,950
3.468% 12/1/50 (a)	8,400,000	8,361,271
5% 9/26/48	3,750,000	4,620,493
LYB International Finance III LLC:
2.25% 10/1/30	5,205,000	5,121,543
2.875% 5/1/25	12,000,000	12,778,127
The Dow Chemical Co. 4.55% 11/30/25	2,070,000	2,361,810
		41,643,194
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	6,830,340
Metals & Mining - 0.3%
Anglo American Capital PLC 5.375% 4/1/25 (a)	9,500,000	10,917,875

TOTAL MATERIALS		59,391,409

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	14,998,916
4.7% 7/1/30	1,381,000	1,617,538
American Tower Corp.:
2.1% 6/15/30	5,700,000	5,512,795
2.4% 3/15/25	8,080,000	8,452,310
Camden Property Trust:
3.15% 7/1/29	6,286,000	6,722,894
4.25% 1/15/24	681,000	736,664
Corporate Office Properties LP 2.25% 3/15/26	831,000	853,482
Crown Castle International Corp.:
3.25% 1/15/51	7,250,000	6,827,960
3.3% 7/1/30	14,000,000	14,860,634
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,502,996
Kimco Realty Corp. 3.3% 2/1/25	5,148,000	5,574,092
Lexington Corporate Properties Trust 4.4% 6/15/24	225,000	244,325
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	12,000,000	12,093,420
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	2,559,000	2,500,423
3.375% 2/1/31	1,659,000	1,674,548
4.375% 8/1/23	1,387,000	1,483,725
Retail Properties America, Inc.:
4% 3/15/25	225,000	240,012
4.75% 9/15/30	4,559,000	4,964,752
Simon Property Group LP 2.45% 9/13/29	7,542,000	7,658,117
Spirit Realty LP 2.1% 3/15/28	4,920,000	4,858,084
Store Capital Corp. 2.75% 11/18/30	979,000	969,976
UDR, Inc. 2.1% 8/1/32	7,194,000	6,784,723
Ventas Realty LP:
3% 1/15/30	8,140,000	8,422,880
4.4% 1/15/29	10,000,000	11,352,433
VEREIT Operating Partnership LP:
2.2% 6/15/28	391,000	392,806
2.85% 12/15/32	481,000	489,984
Vornado Realty LP:
2.15% 6/1/26	837,000	844,229
3.4% 6/1/31	3,027,000	3,050,545
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	5,489,314
4% 2/1/25	7,950,000	8,659,232
		152,833,809
Real Estate Management& Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,950,000	2,041,089
4.1% 10/1/24	2,694,000	2,928,877
4.55% 10/1/29	1,809,000	1,994,717
Mack-Cali Realty LP 4.5% 4/18/22	85,000	87,103
		7,051,786

TOTAL REAL ESTATE		159,885,595

UTILITIES - 6.8%
Electric Utilities - 2.9%
American Electric Power Co., Inc. 3.25% 3/1/50	10,150,000	9,693,545
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	11,419,517
3.743% 5/1/26	16,357,000	17,958,081
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,773,074
Duke Energy Corp. 2.45% 6/1/30	1,269,000	1,266,108
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,328,737
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,167,000	1,131,256
3.616% 8/1/27 (a)	1,644,000	1,793,504
5.9% 12/1/21 (a)	450,000	461,267
Edison International 3.55% 11/15/24	8,250,000	8,864,298
Exelon Corp. 4.05% 4/15/30	586,000	656,584
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,212,470
2.25% 9/1/30	9,244,000	8,666,250
2.65% 3/1/30	4,770,000	4,626,900
Indiana Michigan Power Co. 4.55% 3/15/46	1,144,000	1,377,437
IPALCO Enterprises, Inc. 3.7% 9/1/24	430,000	464,386
Southern Co. 3.7% 4/30/30	10,000,000	10,940,532
Tampa Electric Co. 6.55% 5/15/36	449,000	618,007
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	7,585,346
4.8% 9/15/41	499,000	596,558
		97,433,857
Gas Utilities - 0.8%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	2,060,454
Dominion Gas Holdings LLC:
3% 11/15/29	7,508,000	7,870,583
3.9% 11/15/49	7,000,000	7,327,499
ONE Gas, Inc. 2% 5/15/30	5,208,000	5,048,910
Southern Co. Gas Capital Corp. 2.45% 10/1/23	4,761,000	4,958,674
		27,266,120
Independent Power and Renewable Electricity Producers - 1.8%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	10,000,000	10,050,000
Emera U.S. Finance LP:
2.639% 6/15/31 (a)	12,675,000	12,599,281
4.75% 6/15/46	8,751,000	10,010,858
The AES Corp.:
1.375% 1/15/26 (a)	4,810,000	4,755,588
2.45% 1/15/31 (a)	13,083,000	12,685,126
3.3% 7/15/25 (a)	3,929,000	4,191,339
3.95% 7/15/30 (a)	3,427,000	3,700,132
		57,992,324
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	6,500,000	5,971,241
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	259,000	280,914
Dominion Energy, Inc. 3.071% 8/15/24 (c)	8,845,000	9,426,096
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,648,993
3.49% 5/15/27	3,591,000	3,958,043
4.375% 5/15/47	5,000,000	5,798,962
5.25% 2/15/43	212,000	267,555
5.95% 6/15/41	1,024,000	1,375,914
Puget Energy, Inc.:
3.65% 5/15/25	2,636,000	2,845,592
4.1% 6/15/30	1,538,000	1,696,453
5.625% 7/15/22	3,808,000	3,984,128
San Diego Gas & Electric Co. 3.32% 4/15/50	3,060,000	3,113,288
Sempra Energy 2.875% 10/1/22	202,000	207,210
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (c)(d)	105,000	97,384
		41,671,773

TOTAL UTILITIES		224,364,074

TOTAL NONCONVERTIBLE BONDS
(Cost $2,894,997,996)		3,023,968,288

U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds:
1.875% 2/15/41	$18,000,000	$17,046,563
2.375% 5/15/51	101,771,000	103,742,804
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $119,133,113)		120,789,367

Asset-Backed Securities - 0.1%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,240,550)(a)	$2,240,550	$2,349,620

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,526,733
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	62,571
7.55% 4/1/39	1,635,000	2,706,935
Series 2010, 7.625% 3/1/40	305,000	500,591
TOTAL MUNICIPAL SECURITIES
(Cost $4,725,658)		5,796,830

Foreign Government and Government Agency Obligations - 0.3%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$1,820,000	$1,938,641
State of Qatar:
3.375% 3/14/24 (a)	6,024,000	6,484,460
3.4% 4/16/25 (a)	1,390,000	1,517,098
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,223,935)		9,940,199

Bank Notes - 0.7%
Discover Bank 3.35% 2/6/23	7,114,000	7,445,661
RBS Citizens NA 2.25% 4/28/25	3,633,000	3,799,775
Regions Bank 6.45% 6/26/37	2,611,000	3,604,959
Truist Bank 2.25% 3/11/30	9,500,000	9,449,861
TOTAL BANK NOTES
(Cost $22,952,289)		24,300,256

Preferred Securities - 0.4%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	$5,706,000	$6,262,335
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	2,763,000	3,022,753
Capital Markets - 0.1%
UBS Group AG 4.375% (a)(c)(e)	3,595,000	3,581,519

TOTAL FINANCIALS		6,604,272

TOTAL PREFERRED SECURITIES
(Cost $12,293,193)		12,866,607
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.03% (f)
(Cost $119,833,844)	119,811,154	119,835,116
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,185,400,578)		3,319,846,283
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,620,442
NET ASSETS - 100%		$3,324,466,725

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,466,327 or 21.2% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,414
Total	$78,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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